Assets Held for Sale and Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2013
Assets Held for Sale and Discontinued Operation
Schedule of assets and liabilities of discontinued operation as assets and liabilities held for sale, and the discontinued operations of an operation of the entity

	2013	2012
Cash and cash equivalents	$2,658	$10,837
Other current assets	4,110	4,117
Other non-current assets, mainly customer relationships	676	6,702

Total assets held for sale	$7,444	$21,656

	2013	2012
Current liabilities	$1,570	$1,945
Non-current liabilities	1,110	1,327

Total liabilities held for sale	$2,680	$3,272